RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Net position) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	$ 217
Financial assets liabilities net position current portion	64
Financial assets liabilities net position noncurrent portion	153
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	158
Financial assets liabilities net position current portion	106
Financial assets liabilities net position noncurrent portion	52
Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	59	$ (85)
Financial assets liabilities net position current portion	(42)	(112)
Financial assets liabilities net position noncurrent portion	101	27
Energy Derivative Contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	4
Energy Derivative Contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	10
Energy Derivative Contracts | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	(6)	(19)
Interest Rate Swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	16
Interest Rate Swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	134
Interest Rate Swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	(118)	(149)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	72
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	14
Foreign exchange swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	58	(76)
Available-for-sale investments | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	125
Available-for-sale investments | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	$ 125	$ 159